Loans	6 Months Ended
Sep. 30, 2023
Loans
4. Loans
Credit quality information
In accordance with the MHFG Group’s credit risk management policies, the Group uses an internal rating system that consists of credit ratings for the corporate portfolio segment and pool allocations for the retail portfolio segment as the basis of its risk management infrastructure. Credit ratings consist of obligor ratings which represent the level of credit risk of the obligor, and transaction ratings which represent the ultimate possibility of losses expected on individual loans by taking into consideration various factors such as collateral or guarantees involved. In principle, obligor ratings are applied to all obligors except those to which pool allocations are applied, and are subject to regular review at least once a year as well as special review which is required whenever the obligor’s credit standing changes. Pool allocations are applied to small loans that are less than a specified amount by pooling customers and loans with similar risk characteristics, and the risk is assessed mainly based on past due status and managed according to such pools. The Group generally reviews the appropriateness and effectiveness of the approach to obligor ratings and pool allocations once a year in accordance with predetermined policies and procedures.
The Group does not record expected credit losses for accrued interest receivables because uncollectible accrued interest is reversed through interest income in a timely manner in line with the Group’s nonaccrual and past due policies for loans. The amount of accrued interest receivables included in Accrued income
was ¥198 billion and ¥252 billion at March 31, 2023 and September 30, 2023, respectively.
The Group does not believe that its exposure to any particular geographic area and business sector results in a significant concentration of credit risk.
The table below presents the MHFG Group’s definition of obligor ratings used by MHBK and MHTB, and equivalent obligor ratings are determined for the other subsidiaries:

Obligor category (1)(2)	Obligor rating	Definition
Normal	A	Obligors whose certainty of debt fulfillment is very high, hence their level of credit risk is very low.
	B	Obligors whose certainty of debt fulfillment poses no problems for the foreseeable future, and their level of credit risk is low.
	C	Obligors whose certainty of debt fulfillment and their level of credit risk pose no problems for the foreseeable future.
	D	Obligors whose current certainty of debt fulfillment poses no problems, however, their resistance to future economic environmental changes is low.
Watch	E1	Obligors that require observation going forward because of either minor concerns regarding their financial position, or their somewhat weak or unstable business conditions.
	E2	Obligors that require special observation going forward because of problems with their borrowings such as reduced or suspended interest payments, problems with debt fulfillment such as failure to make principal or interest payments, or problems with their financial position as a result of their weak or unstable business conditions.
Intensive control	F	Obligors that are not yet bankrupt but are in financial difficulties and are deemed likely to become bankrupt in the future because of insufficient progress in implementing their management improvement plans or other measures (including obligors that are receiving ongoing support from financial institutions).
Substantially bankrupt	G	Obligors that have not yet become legally or formally bankrupt but are substantially insolvent because they are in serious financial difficulties and are deemed to be incapable of being restructured.
Bankrupt	H	Obligors that have become legally or formally bankrupt.

Notes:
(1)	Special attention obligors are watch obligors with modified debt or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)	The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans.
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2023 and September 30, 2023:

	March 31, 2023
	Term loans by origination year						Revolving Loans (3)	Total
	2022	2021	2020	2019	2018	Prior to 2018

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	12,277	5,993	5,384	3,994	3,065	3,670	7,517	41,900
Watch obligors excluding special attention obligors	109	46	50	58	59	33	130	485
Nonaccrual loans	153	35	61	134	99	159	339	980
Small and medium-sized companies:
Normal obligors	551	301	285	248	221	571	531	2,708
Watch obligors excluding special attention obligors	45	16	26	16	18	28	20	169
Nonaccrual loans	26	7	16	9	8	27	29	122
Retail (2) :
Housing Loan:
Normal obligors	711	570	476	468	478	4,723	—	7,426
Watch obligors excluding special attention obligors	1	2	1	2	1	35	—	42
Nonaccrual loans	8	2	2	1	1	25	—	39
Others:
Normal obligors	184	87	226	80	64	297	484	1,422
Watch obligors excluding special attention obligors	22	6	21	5	4	5	8	71
Nonaccrual loans	9	4	6	2	4	20	10	55
Sovereign:
Normal obligors	1,217	54	90	91	75	328	1	1,856
Watch obligors excluding special attention obligors	8	2	—	—	—	—	—	10
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	107	17	23	134	155	114	95	645
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	15,428	7,142	6,667	5,242	4,252	10,035	9,164	57,930

Foreign:
Corporate (4) :
Normal obligors	15,317	3,891	2,142	1,954	1,024	1,312	6,731	32,371
Watch obligors excluding special attention obligors	228	101	192	72	43	50	58	744
Nonaccrual loans	31	19	13	18	11	32	11	135
Retail:
Normal obligors	2	1	1	1	1	3	—	9
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	160	188	7	32	5	2	83	477
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	1	—	—	—	1
Banks and other financial institutions:
Normal obligors	1,536	265	169	91	19	4	404	2,488
Watch obligors excluding special attention obligors	8	4	4	5	—	—	—	21
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	17,282	4,469	2,528	2,174	1,103	1,403	7,287	36,246

Total	32,710	11,611	9,195	7,416	5,355	11,438	16,451	94,176

	September 30, 2023
	Term loans by origination year						Revolving Loans (3)	Total
	2023	2022	2021	2020	2019	Prior to 2019

	(in billions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	9,122	6,752	5,450	4,813	3,319	5,964	7,893	43,312
Watch obligors excluding special attention obligors	120	47	38	56	191	72	154	678
Nonaccrual loans	105	51	23	64	137	189	340	910
Small and medium-sized companies:
Normal obligors	275	351	243	216	201	712	493	2,491
Watch obligors excluding special attention obligors	18	22	16	14	17	46	22	155
Nonaccrual loans	4	9	7	14	10	44	28	117
Retail (2) :
Housing Loan:
Normal obligors	341	568	538	452	449	4,925	—	7,272
Watch obligors excluding special attention obligors	—	1	2	2	1	34	—	40
Nonaccrual loans	5	4	2	1	1	26	—	38
Others:
Normal obligors	147	106	77	155	67	327	473	1,352
Watch obligors excluding special attention obligors	17	9	6	14	4	10	8	67
Nonaccrual loans	2	3	4	6	3	25	9	53
Sovereign:
Normal obligors	1,103	250	52	87	76	359	1	1,927
Watch obligors excluding special attention obligors	3	6	1	—	—	—	—	11
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	44	73	16	22	107	124	245	632
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	11,305	8,251	6,475	5,916	4,583	12,856	9,666	59,053

Foreign:
Corporate (4) :
Normal obligors	10,523	7,665	3,338	1,557	1,731	1,928	7,389	34,131
Watch obligors excluding special attention obligors	213	95	68	190	51	75	68	761
Nonaccrual loans	28	31	7	1	11	44	33	155
Retail:
Normal obligors	14	1	1	1	6	3	—	26
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	125	216	156	2	1	1	5	507
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	1	—	1
Banks and other financial institutions:
Normal obligors	1,148	1,100	182	182	59	8	456	3,135
Watch obligors excluding special attention obligors	10	8	4	1	6	—	2	31
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	12,061	9,116	3,755	1,935	1,864	2,061	7,954	38,746

Total	23,366	17,367	10,230	7,852	6,447	14,918	17,620	97,799

Notes:
(1)	Special attention obligors are watch obligors with modified debt or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2023 and the six months ended September 30, 2023.
(4)	Corporate of foreign included ¥184 billion and ¥178 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2023 and September 30, 2023, respectively.

The table below presents gross charge-offs recognized for the six months ended September 30, 2023
:

	September 30, 2023
	2023	2022	2021	2020	2019	Prior to 2019	Revolving Loans	Total

	(in billions of yen)
Domestic:
Corporate:

Large companies	2	8	1	—	—	1	1	13
Small and medium-sized companies	—	—	—	—	—	—	1	1
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	—	—	—	—	—	—	1

Total domestic	2	9	1	—	—	2	2	16

Foreign:
Total foreign (Note)	—	—	—	2	—	5	—	7

Total	2	9	1	2	—	7	2	24

Note: The majority of total foreign consist of corporate.
Loans are generally carried at the principal amount adjusted for unearned income and deferred net nonrefundable loan fees and costs. Loan origination fees, net of certain direct origination costs, are deferred and recognized over the contractual life of the loan as an adjustment of yield using a method that approximates the interest method. Interest income on performing loans is accrued and credited to income as it is earned. Unearned income and discounts or premiums on purchased loans are deferred and recognized over the life of the loan using a method that approximates the interest method.
Unearned income and deferred loan fees was ¥238 billion and ¥251 billion at March 31, 2023 and September 30, 2023, respectively.
The Group uses, as a practical expedient, the fair value of the collateral when recording the net carrying amounts of loans and determining the allowance for credit losses of such loans, for which the repayment is expected to be provided substantially through the operation or sale of the collateral, when the borrower is experiencing financial difficulty based on the assessment as of the reporting date. As of September 30, 2023, collateral relating to these loans was primarily comprised of real estate. There were no significant changes in the extent to which collateral secures these loans during this period and no significant concentration of collateral against any portfolio segment.
Nonaccrual loans
Loans are considered nonaccrual when, based on current information and events, it is probable that the MHFG Group will be unable to collect all the scheduled payments of principal and interest when due according to the contractual terms of the loans. Factors considered by management in determining if a loan is nonaccrual include delinquency status and the ability of the debtor to make payments of the principal and interest when due. The Group classifies loans to special attention, intensive control, substantially bankrupt and bankrupt obligors as nonaccrual loans. Nonaccrual loans include loans past due for 90 days or more and modified loans to borrowers experiencing financial difficulty. There are no loans that are 90 days past due and still accruing. The Group does not have any loans to borrowers that cause management to have serious doubts as to the ability of such borrowers to comply with the present loan repayment terms for the periods presented other than those already designated as nonaccrual loans. The majority of nonaccrual loans have no contractual delinquency due to interest reductions and/or postponement of principal and interest.
In case loans are designated as nonaccrual loans, interest accruals and the amortization of net origination fees are suspended and capitalized interest is written off. Cash received on nonaccrual loans is accounted for as a reduction of the loan principal if the ultimate collectability of the principal amount is in doubt, otherwise, as interest income. Loans are not restored to accrual status until interest and principal payments are current and future payments are reasonably assured. Nonaccrual loans are restored to accrual loans and accrual status, when the MHFG Group determines that the borrower poses no concerns regarding current certainty of debt fulfillment. In general, such determination is made if the borrower qualifies for an obligor rating of E2 or above and is not classified as a special attention obligor. With respect to modified loans to borrowers experiencing financial difficulty, in general, such loans are restored to accrual loans, and accrual status, when the borrower qualifies for an obligor rating of D or above.
The table below presents nonaccrual loans information at March 31, 2023 and September 30, 2023:

	March 31, 2023			September 30, 2022
	Amortized cost (1)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized (2)

	(in billions of yen)
Domestic:
Corporate:
Large companies	961	19	980	10
Small and medium-sized companies	103	19	122	1
Retail:
Housing Loan	22	17	39	1
Others	37	18	55	—

Total domestic	1,123	73	1,196	12

Foreign:
Total foreign (3)	132	4	136	1

Total	1,255	77	1,332	13

	September 30, 2023			September 30, 2023
	Amortized cost (1)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized (2)

	(in billions of yen)
Domestic:
Corporate:
Large companies	892	18	910	6
Small and medium-sized companies	103	14	117	1
Retail:
Housing Loan	21	17	38	—
Others	35	18	53	—

Total domestic	1,050	67	1,118	7

Foreign:
Total foreign (3)	146	9	155	4

Total	1,196	76	1,273	11

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

The remaining balance of nonaccrual loans that have been partially charged off, was ¥11,314 million and ¥10,111 million as of March 31, 2023 and September 30, 2023, respectively.
Loan modifications to borrowers experiencing financial difficulty
The MHFG Group grants certain modifications of loans to borrowers experiencing financial difficulty. The following table presents modified loans that were determined to be TDRs during the six months ended September 30,
2022:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs

	(in billions of yen)
September 30, 2022

Domestic:
Corporate:
Large companies	—	140	257
Small and medium-sized companies	—	—	55
Retail:
Housing Loan	—	—	3
Others	—	—	10

Total domestic	—	140	325

Foreign:
Total foreign (2)	—	—	21

Total	—	140	346

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.

The following table presents loan modifications to borrowers experiencing financial difficulty by type of modification during the six months ended September 30, 2023:

	Term extension	Interest rate reduction	Term extension and interest rate reduction	Principal forgiveness	Other	Total

	(in billions of yen)
September 30, 2023

Domestic:
Corporate:
Large companies	182	—	1	—	6	189
Small and medium-sized companies	26	—	1	—	—	26
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	5

Total domestic	212	—	2	—	6	221

Foreign:
Total foreign (1)	9	1	22	—	1	33

Total	221	1	25	—	6	254

Notes:
(1)	The majority of total foreign consist of corporate.
(2)
The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 7.0 months, and reducing the weighted-average contractual interest rate by 1.2% for the six months ended September 30, 2023.

(3)	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at September 30, 2023.
(4)
The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.

The following table presents the delinquent status of modified loans to borrowers experiencing financial difficulty, including loans that were modified during the six months ended September 30, 2023:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
September 30, 2023
Domestic:
Corporate:
Large companies	—	—	4	4	186	189
Small and medium-sized companies	—	—	—	—	26	26
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	5	5

Total domestic	—	—	4	4	217	221

Foreign:
Total foreign (Note)	—	—	—	—	33	33

Total	—	—	4	4	250	254

Note:	The majority of total foreign consist of corporate.

Payment default is deemed to occur when the loan becomes three months past due or the obligor is downgraded to the category of substantially bankrupt or bankrupt. The following table presents payment defaults which occurred during the six months ended September 30, 2022 with respect to the loans modified as TDRs within the previous twelve months:

Recorded investment
September 30, 2022

(in billions of yen)
Domestic:
Corporate:
Large companies	91
Small and medium-sized companies	1
Retail:
Housing Loan	—
Others	1

Total domestic	93

Foreign:
Total foreign	—

Total	93

The loans modified and subsequently defaulted were insignificant during the six months ended September 30, 2023.
Age analysis of past due loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2023 and September 30, 2023:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
March 31, 2023
Domestic:
Corporate:
Large companies	—	3	28	31	43,334	43,365
Small and medium-sized companies	—	—	9	9	2,990	2,999
Retail:
Housing Loan	14	8	13	35	7,472	7,507
Others	4	1	10	15	1,533	1,548
Sovereign	—	—	—	—	1,866	1,866
Banks and other financial institutions	—	—	—	—	645	645

Total domestic	18	12	60	90	57,840	57,930

Foreign:
Total foreign (Note)	—	—	23	23	36,223	36,246

Total	18	12	83	113	94,063	94,176

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)

September 30, 2023
Domestic:
Corporate:
Large companies	—	—	24	24	44,876	44,901
Small and medium-sized companies	1	—	7	9	2,754	2,763
Retail:
Housing Loan	14	7	14	36	7,314	7,349
Others	5	1	10	15	1,456	1,471
Sovereign	—	—	—	—	1,938	1,938
Banks and other financial institutions	—	—	—	—	632	632

Total domestic	20	9	55	84	58,969	59,053

Foreign:
Total foreign (Note)	—	—	20	20	38,726	38,746

Total	20	9	75	104	97,696	97,799

Note: The majority of total foreign consist of corporate.
Net losses on sales of loans
Net losses on sales of loans were ¥4,873 million and ¥11,057 million for the six months ended September 30, 2022 and 2023, respectively. These net losses include unrealized gains and losses on loans held for sale, representing the adjustments to the lower of cost or fair value at the end of each reporting period. The gains and losses on sales of loans are recorded in Other noninterest income and expenses, respectively.